Balance Sheets - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 9	$ 38
GST receivable	562	640
Total current assets	571	678
Mineral Property Interests (note 5)	40,001	32,501
Investment	1	1
Total Assets	40,573	33,180
Current
Accounts payable and accrued liabilities (note 6)	255,184	204,761
Due to related parties (note 7)	308,936	291,087
Refundable subscription (note 8)	30,000	10,000
Loan payable (note 9)	103,924	103,924
Convertible debentures (note 10)	639,191	594,191
Total Liabilities	1,337,235	1,203,963
Stockholders' Deficiency
Capital stock (note 11)	25,864,950	25,857,450
Equity portion of convertible debentures (note 10)	33,706	33,706
Deficit	(27,195,318)	(27,061,939)
Total Stockholders' Deficiency	(1,296,662)	(1,170,783)
Total Liabilities and Stockholders' Deficiency	$ 40,573	$ 33,180